         CLASS A, CLASS B, CLASS C, CLASS R AND INVESTOR CLASS SHARES OF

                              AIM REAL ESTATE FUND

                         Supplement dated March 23, 2005
  to the Prospectus dated November 23, 2004 as supplemented November 23, 2004,
              December 20, 2004, December 29, 2004 (Supplement A),
               December 29, 2004 (Supplement B) and March 2, 2005


Effective as of the close of business on April 29, 2005, the Fund will be publicly offered on a limited basis. Consequently, only certain investors will be able to purchase shares of the Fund. The changes set forth below will be effective as of the close of business on April 29, 2005.

The following replaces in its entirety the table appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE - FEE TABLE - ANNUAL FUND OPERATING EXPENSES" on page 5 of the Prospectus.

     "ANNUAL FUND OPERATING EXPENSES(4)
     - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
     (expenses that are deducted                                                                           INVESTOR
     from fund assets)                                  CLASS A    CLASS B      CLASS C      CLASS R        CLASS
     ---------------------------------------------------------------------------------------------------------------
      Management Fees                                    0.90%      0.90%        0.90%        0.90%          0.90%
      Distribution and/or Service (12b-1) Fees           0.35(5)    1.00         1.00         0.50           0.25
      Other Expenses(6,7)                                0.37       0.37         0.37         0.37           0.37
      Total Annual Fund Operating Expenses(8)            1.62       2.27         2.27         1.77           1.52
      Fee Waiver(9)                                      0.16       0.16         0.16         0.16           0.16
      Net Annual Fund Operating Expenses                 1.46       2.11         2.11         1.61           1.36
     ---------------------------------------------------------------------------------------------------------------

      (1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge (CDSC) at the time of redemption.

      (2) If you are a retirement plan participant and you buy $1,000,000 or more of Class A shares, you may pay a 1.00% CDSC if a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

      (3) If you are a retirement plan participant, you may pay a 0.75% CDSC if the distributor paid a concession to the dealer of record and a total redemption of the retirement plan assets occurs within 12 months from the date of the retirement plan's initial purchase.

      (4) There is no guarantee that actual expenses will be the same as those shown in the table.

      (5) The distributor has agreed to limit Class A shares rule 12b-1 distribution plan payments to 0.25% during the period the fund is offered on a limited basis to certain investors. Net Annual Fund Operating Expenses for Class A shares restated for this agreement are 1.36%. This agreement may be modified or discontinued upon consultation with the Board of Trustees without further notice to investors.

      (6) Other Expenses for Class R and Investor Class shares are based on estimated average net assets for the current fiscal year.

      (7) Effective July 1, 2004, the Board of Trustees approved an amendment to the administrative and transfer agency agreements. Other expenses have been restated to reflect the changes in fees under the new agreement.

      (8) At the direction of the Board of Trustees of the Trust, AMVESCAP PLC has assumed expenses incurred by the fund in connection with matters related to recently settled regulatory actions and investigations concerning market timing activity in the AIM Funds. Total Annual Operating Expenses net of this arrangement and restated for current agreements in Note 6 above are 1.61%, 2.26%, 2.26%, 1.76% and 1.51%
           for Class A, Class B, Class C, Class R and Investor Class shares, respectively.

      (9) Effective January 1, 2005 through December 31, 2009, the advisor has contractually agreed to waive a portion of its advisory fees. The Fee Waiver reflects this agreement. (See "Fund Management - Advisor Compensation" following.)"


The following information supercedes and replaces in its entirety the supplement dated December 20, 2004 and is included under the heading "OTHER INFORMATION" on page 6 of the Prospectus:

      "LIMITED FUND OFFERING

      Based upon the portfolio managers' recommendation, which is in part due to the sometimes limited availability of common stocks of real estate-related securities that meet the investment criteria for the fund, the fund is limiting public sales of its shares to certain investors, effective as of the close of business on April 29, 2005. Investors should note that the fund reserves the right to refuse any order that might disrupt the efficient management of the fund.

      The following types of investors may continue to invest in the fund if they are invested in the fund on April 29, 2005 and remain invested in the fund after that date:

         (i)   Existing shareholders of the fund;

         (ii) Existing shareholders of the fund who open other accounts in their name;

         (iii) The following plans and programs:

               o Retirement plans maintained pursuant to Section 401 of the Internal Revenue Code ("the Code");

               o Retirement plans maintained pursuant to Section 403 of the Code, to the extent they are maintained by organizations established under Section 501(c)(3) of the Code;

               o Retirement plans maintained pursuant to Section 457 of the Code;

               o Non qualified deferred compensation plans maintained pursuant to Section 83 of the Code; and

               o Qualified Tuition Programs maintained pursuant to Section 529 of the Code.

      Future investments in the fund made by existing brokerage firm wrap programs will be at the discretion of A I M Distributors, Inc. (the distributor). Please contact the distributor for approval.

      The following types of investors may open new accounts in the fund, if approved by the distributor:

               o Retirement plans maintained pursuant to Section 401 of the Code;

               o Retirement plans maintained pursuant to Section 403 of the Code, to the extent they are maintained by organizations established under Section 501(c)(3) of the Code;

               o Retirement plans maintained pursuant to Section 457 of the Code;

               o Non qualified deferred compensation plans maintained pursuant to Section 83 of the Code;

               o Qualified Tuition Programs maintained pursuant to Section 529 of the Code; and

               o  Portfolio management team, including analysts.

      Such plans and programs that are considering the fund as an investment option should contact the distributor for approval.

      At the advisor's discretion, proprietary asset allocation funds may open new accounts in the fund.

      During this limited offering period, the Rule 12b-1 fees for Class A shares will be reduced from 0.35% to 0.25% of the fund's average daily net assets attributable to Class A shares.

      The fund may resume sales of shares to other new investors on a future date if the advisor determines it is appropriate and the Board of Trustees approves."

                          INSTITUTIONAL CLASS SHARES OF

                              AIM REAL ESTATE FUND

                         Supplement dated March 23, 2005
            to the Prospectus dated November 23, 2004 as supplemented
       November 23, 2004 (Supplement A), November 23, 2004 (Supplement B),
              December 20, 2004, December 29, 2004 (Supplement A),
               December 29, 2004 (Supplement B) and March 2, 2005


Effective as of the close of business on April 29, 2005, the Fund will be publicly offered on a limited basis. Consequently, only certain investors will be able to purchase shares of the Fund. The changes set forth below will be effective as of the close of business on April 29, 2005.

The following information supercedes and replaces in its entirety the supplement dated December 20, 2004 and is included under the heading "OTHER INFORMATION" on page 14 of the Prospectus:

      "LIMITED FUND OFFERING

      Based upon the portfolio managers' recommendation, which is in part due to the sometimes limited availability of common stocks of real estate-related securities that meet the investment criteria for the fund, the fund is limiting public sales of its shares to certain investors, effective as of the close of business on April 29, 2005. Investors should note that the fund reserves the right to refuse any order that might disrupt the efficient management of the fund.

      The following types of investors may continue to invest in the fund if they are invested in the fund on April 29, 2005 and remain invested in the fund after that date:

        (i)    Existing shareholders of the fund;

        (ii) Existing shareholders of the fund who open other accounts in their name;

        (iii)  The following plans and programs:

               o Retirement plans maintained pursuant to Section 401 of the Internal Revenue Code ("the Code");

               o Retirement plans maintained pursuant to Section 403 of the Code, to the extent they are maintained by organizations established under Section 501(c)(3) of the Code;

               o Retirement plans maintained pursuant to Section 457 of the Code;

               o Non qualified deferred compensation plans maintained pursuant to Section 83 of the Code; and

               o Qualified Tuition Programs maintained pursuant to Section 529 of the Code.

      Future investments in the fund made by existing brokerage firm wrap programs will be at the discretion of A I M Distributors, Inc. (the distributor). Please contact the distributor for approval.

      The following types of investors may open new accounts in the fund, if approved by the distributor:

               o Retirement plans maintained pursuant to Section 401 of the Code;

               o Retirement plans maintained pursuant to Section 403 of the Code, to the extent they are maintained by organizations established under Section 501(c)(3) of the Code;

               o Retirement plans maintained pursuant to Section 457 of the Code;

               o Non qualified deferred compensation plans maintained pursuant to Section 83 of the Code;

               o Qualified Tuition Programs maintained pursuant to Section 529 of the Code; and

               o  Portfolio management team, including analysts.

      Such plans and programs that are considering the fund as an investment option should contact the distributor for approval.

      At the advisor's discretion, proprietary asset allocation funds may open new accounts in the fund.

      During this limited offering period, the Rule 12b-1 fees for Class A shares will be reduced from 0.35% to 0.25% of the fund's average daily net assets attributable to Class A shares.

      The fund may resume sales of shares to other new investors on a future date if the advisor determines it is appropriate and the Board of Trustees approves."

         CLASS A, CLASS B, CLASS C, CLASS R AND INVESTOR CLASS SHARES OF

                               AIM HIGH YIELD FUND
                                 AIM INCOME FUND
                        AIM INTERMEDIATE GOVERNMENT FUND
                       AIM LIMITED MATURITY TREASURY FUND
                              AIM MONEY MARKET FUND
                             AIM MUNICIPAL BOND FUND
                              AIM REAL ESTATE FUND
                            AIM SHORT TERM BOND FUND
                           AIM TOTAL RETURN BOND FUND

             (SERIES PORTFOLIOS OF AIM INVESTMENT SECURITIES FUNDS)

                           Supplement dated March 23,
                       2005 to the Statement of Additional
                       Information dated November 23, 2004
                         as supplemented March 11, 2005


Effective as of the close of business on April 29, 2005, AIM Real Estate Fund will be offered on a limited basis. Consequently, only certain investors will be able to purchase shares of the Fund. The changes set forth below will be effective as of the close of business on April 29, 2005.

The following paragraph is added after the third paragraph under the heading entitled "GENERAL INFORMATION ABOUT THE TRUST - FUND HISTORY" on page 1 of the Statement of Additional Information:

     "Effective as of the close of business on April 29, 2005, AIM Real Estate Fund is limiting public sales of its shares to certain investors. The following types of investors may continue to invest in AIM Real Estate Fund if they are invested in the Fund on April 29, 2005 and remain invested in the Fund after that date: existing shareholders of the Fund; existing shareholders of the Fund who open other accounts in their name; retirement plans maintained pursuant to Section 401 of the Internal Revenue Code ("the Code"); retirement plans maintained pursuant to Section 403 of the Code, to the extent they are maintained by organizations established under Section 501(c)(3) of the Code; retirement plans maintained pursuant to Section 457 of the Code; non-qualified deferred compensation plans maintained pursuant to Section 83 of the Code; and Qualified Tuition Programs maintained pursuant to Section 529 of the Code. Future investments in the Fund made by existing brokerage firm wrap programs will be at the discretion of A I M Distributors, Inc. ("AIM Distributors"). Please contact AIM Distributors for approval. The following types of investors may open new accounts in AIM Real Estate Fund, if approved by AIM Distributors: retirement plans maintained pursuant to Section 401 of the Code; retirement plans maintained pursuant to Section 403 of the Code, to the extent they are maintained by organizations established under Section 501(c)(3) of the Code; retirement plans maintained pursuant to Section 457 of the Code; non-qualified deferred compensation plans maintained pursuant to Section 83 of the Code; Qualified Tuition Programs maintained pursuant to Section 529 of the Code; and portfolio management team, including analysts. Such plans and programs that are considering AIM Real Estate Fund as an investment option should contact AIM Distributors for approval. At A I M Advisors, Inc.'s ("AIM") discretion, proprietary asset allocation funds may open new accounts in the Fund."

The following paragraph is added after the seventh paragraph under the heading entitled "DISTRIBUTION OF SECURITIES - DISTRIBUTION PLANS" on page 79 of the Statement of Additional Information:

     "AIM Distributors will reduce this payment for Class A shares of AIM Real Estate Fund from 0.35% to 0.25% per annum during the period that AIM Real Estate Fund is offered on a limited basis to certain investors."

The fund may resume sales of shares to other new investors on a future date if AIM determines it is appropriate and the Board of Trustees approves.

                          INSTITUTIONAL CLASS SHARES OF

                               AIM HIGH YIELD FUND
                       AIM LIMITED MATURITY TREASURY FUND
                              AIM MONEY MARKET FUND
                              AIM REAL ESTATE FUND
                            AIM SHORT TERM BOND FUND
                           AIM TOTAL RETURN BOND FUND

             (SERIES PORTFOLIOS OF AIM INVESTMENT SECURITIES FUNDS)

               Supplement dated March 23, 2005 to the Statement of
                 Additional Information dated November 23, 2004
                         as supplemented March 11, 2005

Effective as of the close of business on April 29, 2005, AIM Real Estate Fund will be offered on a limited basis. Consequently, only certain investors will be able to purchase shares of the Fund. The changes set forth below will be effective as of the close of business on April 29, 2005.

The following paragraph is added after the third paragraph under the heading entitled "GENERAL INFORMATION ABOUT THE TRUST - FUND HISTORY" on page 1 of the Statement of Additional Information:

   "Effective as of the close of business on April 29, 2005, AIM Real Estate Fund is limiting public sales of its shares to certain investors. The following types of investors may continue to invest in AIM Real Estate Fund if they are invested in the Fund on April 29, 2005 and remain invested in the Fund after that date: existing shareholders of the Fund; existing shareholders of the Fund who open other accounts in their name; retirement plans maintained pursuant to Section 401 of the Internal Revenue Code ("the Code"); retirement plans maintained pursuant to Section 403 of the Code, to the extent they are maintained by organizations established under Section 501(c)(3) of the Code; retirement plans maintained pursuant to Section 457 of the Code; non-qualified deferred compensation plans maintained pursuant to
   Section 83 of the Code; and Qualified Tuition Programs maintained pursuant to
   Section 529 of the Code. Future investments in the Fund made by existing brokerage firm wrap programs will be at the discretion of A I M Distributors, Inc. ("AIM Distributors"). Please contact AIM Distributors for approval. The following types of investors may open new accounts in AIM Real Estate Fund, if approved by AIM Distributors: retirement plans maintained pursuant to
   Section 401 of the Code; retirement plans maintained pursuant to Section 403 of the Code, to the extent they are maintained by organizations established under Section 501(c)(3) of the Code; retirement plans maintained pursuant to
   Section 457 of the Code; non-qualified deferred compensation plans maintained pursuant to Section 83 of the Code; Qualified Tuition Programs maintained pursuant to Section 529 of the Code; and portfolio management team, including analysts. Such plans and programs that are considering AIM Real Estate Fund as an investment option should contact AIM Distributors for approval. At A I M Advisors, Inc.'s ("AIM") discretion, proprietary asset allocation funds may open new accounts in the Fund."

The fund may resume sales of shares to other new investors on a future date if AIM determines it is appropriate and the Board of Trustees approves.